Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 18 — COMMITMENTS AND CONTINGENCIES

Operating lease

The Company entered into various non-cancellable operating lease agreements for certain leasehold properties. The Company determines if an arrangement is a lease, or contains a lease, at inception and records the lease in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. The lease terms may include one or more options to extend the lease terms, for periods from one to three years, when it is reasonably certain that the Company will exercise that option.

As of September 30, 2025, the options to extend the leases were recognized as ROU assets — operating leases and operating lease obligation on the consolidated balance sheets. The Company has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at lease inception.

The following table shows amounts recognized in the consolidated balance sheet:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Operating right-of-use assets	684,418	910,917	117,071

Operating lease obligation
Current	684,418	910,917	117,071
	684,418	910,917	117,071

The following table shows the remaining contractual maturities of the Company’s operating lease obligation as of September 30, 2025:

Twelve months ending September 30,	HKD	US$
2026	923,000	118,624
2027	—	—
2028	—	—
2029	—	—
2030	—	—
Thereafter	—	—
Total future lease payment	923,000	118,624
Less: imputed interest	(12,083)	(1,553)
Present value of operating lease obligation	910,917	117,071
Operating lease obligation, current portion	910,917	117,071
Operating lease obligation, net of current portion	—	—

The following summarizes other supplemental information about the Company’s operating lease as of September 30, 2025:

Weighted average discount rate (per annum)	3.66%
Weighted average remaining lease term (years)	0.76 years

Finance lease

The Company has entered into various non-cancellable finance lease agreements for certain Company’s vehicles. The Company determines if an arrangement is a lease, or contains a lease, at inception and records the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Finance leases are included in property and equipment and current and non-current finance lease obligations on the consolidated balance sheets.

The following table shows amounts recognized in the consolidated balance sheet:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Finance lease obligation
Current	80,997	27,622	3,550
Non-current	27,622	—	—
	108,619	27,622	3,550

The following table shows the remaining contractual maturities of the Company’s finance lease obligation as of September 30, 2025:

Twelve months ending September 30,	HKD	US$
2026	27,828	3,576
2027	—	—
2028	—	—
2029	—	—
2030	—	—
Thereafter	—	—
Total future lease payment	27,828	3,576
Less: imputed interest	(206)	(26)
Present value of finance lease obligation	27,622	3,550
Finance lease obligation, current portion	27,622	3,550
Finance lease obligation, net of current portion	—	—

The following summarizes other supplemental information about the Company’s finance lease as of September 30, 2025:

Weighted average discount rate (per annum)	4.03%
Weighted average remaining lease term (years)	0.33 year